Related Party Disclosures - Summary of Compensation of Key Management Personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits incurred	€ 2,627	€ 1,847	€ 1,161
Short-term employee benefits accrued*	740
Share-based payments	20,700	18,151	6,163
Total compensation paid to key management personnel	€ 24,067	€ 19,998	€ 7,324